INTEREST BEARING LOANS AND BORROWINGS (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Interest-bearing Loans And Borrowings
Interest rate	5.05%	5.05%
Maturity	2022 to 2038
Non-current interest-bearing loans	$ 11,643	¥ 74,000	¥ 77,000
Current interest rate	5.05%	5.05%
[custom:CurrentLoansMaturity]	2021 to 2022
Current interest-bearing loans	$ 472	¥ 3,000	3,000
Total	$ 12,115	¥ 77,000	¥ 80,000